Trade Payables and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other current payables [abstract]
Schedule of Composition of Trade Payables and Accrued Expenses
	December 31,
	2017	2018
	NIS millions	NIS millions
Trade payables	256	288
Accrued expenses	396	408
	652	696